INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14 – INCOME TAXES

The components of income (loss) before income tax benefit (expense) from continuing operations are as follows:

	Year Ended December 31,
	2018	2017	2016

The Netherlands	$(13,107)	$1,602	$(631)
Subsidiaries outside of the Netherlands	2,728	6,296	3,977
Income before income tax benefit	$(10,379)	$7,898	$3,346

The current income tax expense from subsidiaries outside of the Netherlands is $548, $2,045 and $1,249 for the years ended December 31, 2018, 2017 and 2016, respectively. There was no current income tax expense or benefit for the Netherlands for the years ended December 31, 2018, 2017 and 2016.

The deferred income tax benefit from subsidiaries outside of the Netherlands is $87, $12 and $245 for the years ended December 31, 2018, 2017 and 2016, respectively. There was no deferred income tax expense or benefit for the Netherlands for the years ended December 31, 2018, 2017 and 2016.

During the year ended December 31, 2018, tax expenses from subsidiaries outside the Netherlands include $224 of tax related to previous years.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017

Deferred tax assets:
Operating loss carryforwards	$17,627	$14,761
Capital loss carryforwards	143	147
Allowance for doubtful accounts	13	13
Tax credit carryforwards	560	558
Accrued expenses	682	910
Total deferred tax assets	19,025	16,389

Deferred tax liabilities:
Depreciation of property and equipment	(111)	(139)
	18,914	16,250
Valuation allowance	(18,478)	(15,901)
Deferred tax assets, net	$436	$349

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

In the United States of America, the Tax Cuts and Jobs act of 2017 was signed into law on December 2017. The law includes significant changes to the U.S. corporate income tax system, including a Federal corporate rate reduction from 35% to 21%, limitations on the deductibility of interest expense and limitation on net operating losses generated after December 31, 2017. The re-measurement of deferred tax assets and liabilities due to the corporate rate deduction yielded a reduction in net deferred tax assets of $4,419 at December 31, 2017, which was offset by a full valuation allowance. The Company does not expect the legislation to have a near term impact on the Company’s current taxes because of the expectation of net losses utilization in future years.

As of December 31, 2018, the Company has net operating losses carry forwards of $33,843 in the Netherlands, which expire in 2019 through 2027. As of December 31, 2018, the Company has net operating loss carry forwards of $30,243 in the United States, which will expire in 2025 through 2037 and $5,140 in Israel, which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2018, the Company has capital loss carry forwards of $594 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2018, the Company has $560 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the year ended December 31, 2018 and 2017 the valuation allowance increased (decreased) by $2,593 and $(5,368), respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2017	2016	2016

Effective loss (income) tax benefit from continuing operations at statutory rate	$2,595	$(1,975)	$(837)
Rate differential	682	(545)	(493)
Non-deductible income (expense)	(565)	(131)	(89)
Adjustments to prior year tax losses	(408)	-	-
Tax rate change-impact on prior years	-	(4,472)	-
Changes in valuation allowance	(2,577)	5,368	457
Other	(412)	(278)	(42)
Income tax expense from continuing operations	$(685)	$(2,033)	$(1,004)

As of December 31, 2018 and 2017 there are no unrecognized tax benefits. As of December 31, 2018 and 2017, the Company has income tax payable of $1,958 and $3,144, respectively.

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2012 to 2018 are subject to examination in the Netherlands and the United States. Income tax returns for the tax years 2013 to 2018 are subject to examination in foreign jurisdictions.